Derivative Liability (10K) (Tables)	12 Months Ended
Dec. 31, 2014
Derivative liability [Abstract]
Summary Of Bridge Financing Warrants
The warrants have a three year life from the date of issue with a zero dividend yield and were valued using a simulated probability valuation model. Additional information with respect to these warrants is presented in the table below.
Issue Date	Reason for issuance	Number of warrants issued	Exercise price	Risk free interest rate	Expected volatility	Derivative liability value on date of issue
4/23/2012	Bridge financing warrants	4	$62.50	1.78%	205.3%	$50
4/23/2012	Finder’s fee warrants	0.2792	$62.50	1.78%	205.3%	$—
11/15/2012	Administrative fee warrants	2.4	$62.50	1.78%	202.2%	$8
11/15/2012	Finder’s fee warrants	0.2352	$62.50	1.78%	202.2%	$—

Changes in the market value of the Level 3 derivative liability

Changes in the fair value of the level 3 derivative liability for the year ended December 31, 2014, are as follows:

Derivative Liability
Balance at January 1, 2013	$25
Gain on derivative liability	(7)
Balance at December 31, 2014	$18

Liabilities measured at fair value

Assets and liabilities measured at fair value as of December 31, 2014 are as follows:

	Value at December 31, 2014	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Derivative liability	$18	$—	$—	$18